Property, plant and equipment - Summary of owned and leased assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Property, plant and equipment – owned	$ 63,731	$ 63,793
Right of use assets – leased	1,003	1,134
Net book value	$ 64,734	$ 64,927